Tema Luxury ETF
Schedule of Investments
as of May 31, 2024 (Unaudited)

COMMON STOCKS - 95.2%	Shares	Value
Automobiles - 10.2%
Bayerische Motoren Werke AG	2,178	$220,206
Ferrari NV	759	311,949
Mercedes-Benz Group AG	3,993	287,684
		819,839

Beverages - 14.2%
Davide Campari-Milano NV	29,761	296,247
Kweichow Moutai Co. Ltd. - Class A	1,000	227,561
Pernod Ricard SA	2,177	323,496
Remy Cointreau SA	3,095	287,127
		1,134,431

Health Care Equipment & Supplies - 1.6%
EssilorLuxottica SA	563	125,414

Hotels, Restaurants & Leisure - 14.9%
Hilton Worldwide Holdings, Inc.	1,584	317,750
Hyatt Hotels Corp. - Class A	1,629	240,229
Las Vegas Sands Corp.	2,277	102,533
Marriott International, Inc. - Class A	1,386	320,402
MGM Resorts International(a)	3,465	139,189
Wynn Resorts Ltd.	726	68,883
		1,188,986

Leisure Products - 3.8%
Sanlorenzo SpA	6,600	302,923

Other - 3.5%
Viking Holdings Ltd. ORD SHS(a)	9,006	282,878

Personal Care Products - 8.5%
L'Occitane International SA	68,000	282,594
L'Oreal SA	810	397,345
		679,939

Specialty Retail - 1.1%
Chow Tai Fook Jewellery Group Ltd.	69,003	88,588

Textiles, Apparel & Luxury Goods - 37.4%(b)
Brunello Cucinelli SpA	1,452	145,654
Burberry Group PLC	4,191	55,272
Capri Holdings Ltd.(a)	1,298	44,846
Cie Financiere Richemont SA	4,421	705,763
Hermes International SCA	259	611,514
HUGO BOSS AG	660	34,883
Lululemon Athletica, Inc.(a)	629	196,242
LVMH Moet Hennessy Louis Vuitton SE	841	670,613
Moncler SpA	3,283	218,149
PRADA SpA	7,095	58,517
Ralph Lauren Corp.	528	98,673
Samsonite International SA(a)(c)	49,200	156,023
		2,996,149
TOTAL COMMON STOCKS (Cost $7,634,475)		7,619,147

PREFERRED STOCKS - 1.7%	Shares	Value
Automobiles - 1.7%
Dr Ing hc F Porsche AG, 0.00%, (c)	1,679	138,274
TOTAL PREFERRED STOCKS (Cost $182,765)		138,274

SHORT-TERM INVESTMENTS - 2.9%	Shares	Value
Money Market Funds - 2.9%
First American Treasury Obligations Fund - Class X, 5.22%(d)	231,127	231,127
TOTAL SHORT-TERM INVESTMENTS (Cost $231,127)		231,127

TOTAL INVESTMENTS - 99.8% (Cost $8,048,367)		$7,988,548
Other Assets in Excess of Liabilities - 0.2%		12,315
TOTAL NET ASSETS - 100.0%		$8,000,863

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2024, the value of these securities total $294,297 or 3.7% of the Fund’s net assets.

(d)	The rate shown represents the 7-day effective yield as of May 31, 2024.

Tema ETF Trust
Tema Luxury ETF
Notes to Quarterly Schedule of Investments
May 31, 2024 (Unaudited)

Investment Valuation
The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund’s (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets that the Fund’s have the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2024:

Tema Luxury ETF
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$7,619,147	$–	$–	$7,619,147
Preferred Stocks	138,274	–	–	138,274
Money Market Funds	231,127	–	–	231,127
Total Assets	$7,988,548	$–	$–	$7,988,548

Refer to the Schedule of Investments for industry classifications.

Tema Luxury ETF invested, as a percentage of net assets, in the following countries and sectors as of May 31, 2024 (Unaudited):

Allocation of Portfolio Holdings by Country as of May 31, 2024
(% of Net Assets)
France	$2,415,509	30.2%
United States	1,674,809	21.0
Italy	1,333,439	16.6
Switzerland	705,763	8.8
Germany	681,047	8.4
Bermuda	282,878	3.5
Luxembourg	282,594	3.5
China	227,561	2.9
Canada	196,242	2.5
United Kingdom	100,118	1.3
Hong Kong	88,588	1.1
Other Assets in Excess of Liabilities	12,315	0.2
	$8,000,863	100.0%

Sector Classification as of May 31, 2024
(% of Net Assets)
Consumer Discretionary	$5,534,759	69.1%
Consumer Staples	1,814,370	22.7
Other	282,878	3.5
Health Care	125,414	1.6
Money Market Funds	231,127	2.9
Other Assets in Excess of Liabilities	12,315	0.2
	$8,000,863	100.0%